Offsets	Oct. 24, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Momentus Inc.
Form or Filing Type	S-3
File Number	333-267230
Initial Filing Date	Sep. 01, 2022
Fee Offset Claimed	$ 6,124.48
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 148,645,923.97
Offset Note

(3)
On September 1, 2022, the Registrant filed a Registration Statement on Form S-3 (File No. 333-267230) (the “Prior Registration Statement”) with the SEC and paid a registration fee of $18,540.00. The Prior Registration expired on September 12, 2025. The Registrant sold an aggregate of $51,354,076.03 of such securities under the Prior Registration Statement, leaving the balance of $148,645,923.97 (the “Unsold Securities”) representing $13,779.48 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act the Registrant previously offset $7,655 of the total registration fees due under its Registration Statement on Form S-3 filed on September 22, 2025, (File No. 333-290425), leaving $6,124.48 for future fee offsets by the Registrant. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets $6,124.48 of the total fees due under this Registration Statement from the fees previously paid in connection with the Prior Registration Statement.

Termination / Withdrawal Statement

(3)
On September 1, 2022, the Registrant filed a Registration Statement on Form S-3 (File No. 333-267230) (the “Prior Registration Statement”) with the SEC and paid a registration fee of $18,540.00. The Prior Registration expired on September 12, 2025. The Registrant sold an aggregate of $51,354,076.03 of such securities under the Prior Registration Statement, leaving the balance of $148,645,923.97 (the “Unsold Securities”) representing $13,779.48 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act the Registrant previously offset $7,655 of the total registration fees due under its Registration Statement on Form S-3 filed on September 22, 2025, (File No. 333-290425), leaving $6,124.48 for future fee offsets by the Registrant. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets $6,124.48 of the total fees due under this Registration Statement from the fees previously paid in connection with the Prior Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Momentus Inc.
Form or Filing Type	S-3
File Number	333-267230
Filing Date	Sep. 01, 2022
Fee Paid with Fee Offset Source	$ 18,540
Offset Note

(3)
On September 1, 2022, the Registrant filed a Registration Statement on Form S-3 (File No. 333-267230) (the “Prior Registration Statement”) with the SEC and paid a registration fee of $18,540.00. The Prior Registration expired on September 12, 2025. The Registrant sold an aggregate of $51,354,076.03 of such securities under the Prior Registration Statement, leaving the balance of $148,645,923.97 (the “Unsold Securities”) representing $13,779.48 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act the Registrant previously offset $7,655 of the total registration fees due under its Registration Statement on Form S-3 filed on September 22, 2025, (File No. 333-290425), leaving $6,124.48 for future fee offsets by the Registrant. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets $6,124.48 of the total fees due under this Registration Statement from the fees previously paid in connection with the Prior Registration Statement.